Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Restructuring and other exit costs		$ 14,760	$ 4,415
Discontinued Operations | Peterborough and Dallas Fort Worth
Disclosure of operating segments [line items]
Non-cash impairments	$ 172,600
Restructuring and other exit costs	$ 29,000